Income taxes - Schedule of Effective Income Tax Reconciliation For Previous Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax
Theoretical tax benefit	$ (6,618)	$ (2,192)	$ (6,409)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	3,419	(655)	3,498
Effect of entities with different tax rates		145	48
Non-deductible expenses, net		4,455	4,368
Income in zero tax rate		0	0
Change in tax reserve for uncertain tax positions	203	202	145
Other		(28)	(143)
Total provision for income taxes	$ 4,162	$ 1,927	$ 1,507
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(11.90%)	7.00%	(12.00%)
Effect of entities with different tax rates		(2.00%)	0.00%
Non-deductible expenses, net		(47.00%)	(16.00%)
Income in zero tax rate		0.00%	0.00%
Change in tax reserve for uncertain tax positions	(0.70%)	(2.00%)	(1.00%)
Other		1.00%	1.00%
Total effective income taxes	(14.50%)	(20.00%)	(5.00%)